Commitments and Contingencies - Summary of Conditional Debt Assumption and Principal and Interest Repayment Contingencies (Detail) - Maintenance projects and others [member] - Debt repayment contingencies [member]
₩ in Millions
Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Contract amount	₩ 6,438,048
Contingency amount	3,513,950
Balance of loans	₩ 1,856,719